Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 68,894	$ 109,970
Other receivables	6,543	23,654
Prepayments and other assets	13,793	26,630
Total current assets	89,230	160,254
Non-current assets
Property, plant and equipment	241,102	247,562
Right-of-use assets	1,374	1,253
Goodwill	0	634
Deferred tax assets	8	2,235
Mining hardware prepayments	68	158,184
Other assets	292	338
Total non-current assets	242,844	410,206
Total assets	332,074	570,460
Current liabilities
Borrowings and lease liabilities	192	60,484
Income tax	32	1,204
Employee benefits	961	2,136
Trade and other payables	16,644	18,813
Provisions	6,172	2,469
Total current liabilities	24,001	85,106
Non-current liabilities
Borrowings and lease liabilities	1,256	47,803
Deferred tax liabilities	1,365	189
Employee benefits	91	0
Total non-current liabilities	2,712	47,992
Total liabilities	26,713	133,098
Equity
Issued capital	965,857	926,581
Reserves	(6,220)	(6,814)
Accumulated losses	(654,276)	(482,405)
Total equity	305,361	437,362
Total liabilities and equity	$ 332,074	$ 570,460